Commitments And Contingent Liabilities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Commitments And Contingent Liabilities [Line Items]
Fiscal year of expiration of lease under noncancelable agreements	2046
Rental expense	¥ 103,754	¥ 99,817	¥ 97,105
Limit on aggregate credit extensions over the borrower's annual income aggregate credit extensions	33.333%
Allowance for repayment of excess interest	54,068	77,640
Provision (reversal) for repayment of excess interest recognized on Equity in earnings (losses) of equity method investee	¥ 18,014	¥ 17,014	¥ 19,326
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Previous permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	29.20%
Current permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	20.00%
Gray-zone interest rates stipulated by the Interest Rate Restriction Act	20.00%
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Gray-zone interest rates stipulated by the Interest Rate Restriction Act	15.00%